Accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts payable and accrued liabilities
Trade Payables And Other	$ 819,624	$ 119,960
Accounts Payable And Accrued Liabilities	1,836,741	1,276,236
Accrued Liabilities	1,017,117	1,156,276
Payroll
Accrued Liabilities	525,472	459,913
Interest payable [Member]
Accrued Liabilities	38,222	0
Consultants And Professional Fees [Member]
Accrued Liabilities	225,224	533,863
Board Of Directors Fees [Member]
Accrued Liabilities	$ 228,199	$ 162,500